Note 2 - Business Combinations: Schedule of Assets Acquired as Part of Business Combination (Details)		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
Details
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 5,135	$ 5,135
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	1,000	1,000
Gusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Domain list	1,000	1,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	7,135	7,135
Other Payments to Acquire Businesses	35,000	35,000
Gusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	48,290	48,290
Business Combination, Consideration Transferred, Liabilities Incurred	2,619,863
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	2,703,153	2,703,153
Goodwill	$ 2,696,018	$ 2,696,018